UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
John M. Day			Raleigh, North Carolina		May 11, 2009

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total: $181,183

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Andersons Inc                       COM  034164103      $112     7,910 SH      SOLE                 7,910      0     0
Coca Cola Co                        COM   191216100   $8,073   183,700 SH      SOLE               183,700      0     0
CVS Corp                            COM   126650100  $31,039 1,129,105 SH      SOLE              1,129,10      0     0
Equifax Inc                         COM   294429105  $11,469   469,083 SH      SOLE               469,083      0     0
General Mls Inc                     COM   370334104  $24,707   495,322 SH      SOLE               495,322      0     0
HJ Heinz Co                         COM   423074103  $13,322   402,964 SH      SOLE               402,964      0     0
Kellogg Co                          COM   487836108   $6,530   178,280 SH      SOLE               178,280      0     0
Kraft Foods Inc-A                   CLA  50075N104    $5,880   263,800 SH      SOLE               263,800      0     0
Lender Processing Svcs In           COM  52602E102    $3,948   128,972 SH      SOLE               128,972      0     0
LKQ Corp                            COM   501889208   $1,253    87,800 SH      SOLE                87,800      0     0
McCormick & Co-Non Vtg Sh   COM NON VTG   579780206   $8,543   288,899 SH      SOLE               288,899      0     0
McDonals Corp                       COM   580135101   $3,602    66,000 SH      SOLE                66,000      0     0
Perrigo Co                          COM   714290103   $4,966   200,000 SH      SOLE               200,000      0     0
Petsmart Inc                        COM   716768106   $1,934    92,255 SH      SOLE                92,255      0     0
Procter & Gamble Co                 COM   742718109   $1,413    30,000 SH      SOLE                30,000      0     0
RC2 Corp                            COM   749388104     $306    57,993 SH      SOLE                57,993      0     0
Staples Inc                         COM   855030102   $6,766   373,600 SH      SOLE               373,600      0     0
Sysco Corp                          COM   871829107  $11,135   488,373 SH      SOLE               488,373      0     0
United Sattioners Inc               COM   913004107   $4,894   174,288 SH      SOLE               174,288      0     0
Wal Mart Stores Inc                 COM   931142102  $20,819   399,600 SH      SOLE               399,600      0     0
Walgreen Co                         COM   931422109   $5,581   215,000 SH      SOLE               215,000      0     0
YUM Brands Inc                      COM   988498101   $4,891   178,000 SH      SOLE               178,000      0     0

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